MINERAL PROPERTY INTERESTS (Details Narrative) - CAD ($)	1 Months Ended		12 Months Ended
	Nov. 30, 2021	Apr. 30, 2013	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Impairment loss	$ 15,000	$ 799,999	$ 40,002
Eagle Plains [Member]
IfrsStatementLineItems [Line Items]
Stock issued			20,000
Eagle Plains [Member] | first anniversary of Option Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued			20,000
Value of common stock issued			$ 100,000
Eagle Plains [Member] | Second anniversary of Option Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued			10,000
Value of common stock issued			$ 100,000
Eagle Plains [Member] | Third anniversary of Option Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued			10,000
Value of common stock issued			$ 300,000
Eagle Plains [Member] | Fourth anniversary of Option Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued			10,000
Value of common stock issued			$ 750,000
Eagle Plains [Member] | Fifth anniversary of Option Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued			10,000
Value of common stock issued			$ 1,250,000
Extra High Claims
IfrsStatementLineItems [Line Items]
Percentage of holding			33.00%
Colt Resources
IfrsStatementLineItems [Line Items]
Percentage of holding			67.00%
Acacia Property [Member]
IfrsStatementLineItems [Line Items]
Percentage of holding			60.00%
Property related expenditure			$ 100,000
Extra High Property [Member]
IfrsStatementLineItems [Line Items]
Impairment loss			25,001
Cash consideration			100,000
Payment for commercial production			$ 500,000